SHARE CAPITAL	12 Months Ended
Dec. 31, 2021
SHARE CAPITAL
SHARE CAPITAL DISCLOSURE
18.	SHARE CAPITAL

Denison is authorized to issue an unlimited number of common shares without par value. A continuity summary of the issued and outstanding common shares and the associated dollar amounts is presented below:

	Number of
	Common
(in thousands except share amounts)	Shares

Balance-January 1, 2020	597,192,153	$1,335,467
Issued for cash:
Unit issue proceeds-total	81,179,280	33,933
Unit issue costs-total	-	(3,108)
Share option exercises	251,500	148
Share option exercises-transfer from contributed surplus	-	50
Share unit exercises-transfer from contributed surplus	358,949	242
Flow-through share premium liability (note 16)	-	(22)
	81,789,729	31,243
Balance-December 31, 2020	678,981,882	$1,366,710

Issued for cash:
Unit issue proceeds-total	110,023,950	144,214
Less: allocation to share purchase warrants liability (note 15)	-	(13,234)
Unit issue costs-total	-	(8,584)
Less: allocation to share purchase warrants issue expense	-	791
Other share issue proceeds-total	13,996,486	19,889
Less: other share issue costs	-	(1,798)
Share option exercises	8,451,848	6,300
Share purchase warrant exercises	5,500	14
Share option exercises-transfer from contributed surplus	-	2,157
Share unit exercises-transfer from contributed surplus	970,329	566
Share purchase warrant exercises-warrant liability settled	-	4
	133,448,113	150,319
Balance-December 31, 2021	812,429,995	$1,517,029

Unit and Other Share Issues

In April 2020, the Company completed a public offering of 28,750,000 common shares at a price of USD$0.20 per share for gross proceeds of $8,041,000 (USD$5,750,000). The offering included the full exercise of an over- allotment option of 3,750,000 common shares granted to the underwriters.

In October 2020, the Company completed a public offering of 51,347,321 common shares at a price of USD$0.37 per share for gross proceeds of approximately $24,962,000 (USD$18,999,000), which included the partial exercise by the underwriters of their over-allotment option.

In December 2020, Denison completed a private placement of 1,081,959 flow-through common shares at a price of $0.86 per share for gross proceeds of $930,485. The income tax benefits of this issue were renounced to subscribers with an effective date of December 31, 2020. The related flow-through share premium liabilities are included as a component of other liabilities on the balance sheet at December 31, 2020 and were extinguished in 2021 when the tax benefit was renounced to the shareholders (see note 16).

In January and February 2021, Denison, through its agents, issued 4,230,186 common shares under its at-the-market (“ATM”) program that was established pursuant to the equity distribution agreement dated November 13, 2020 (“2020 ATM Program”) and qualified by a prospectus supplement to its short form base shelf prospectus dated June 2, 2020 (“2020 Shelf Prospectus”). The common shares were issued at an average price of $0.93 per share for aggregate gross proceeds of $3,914,000. The Company also recognized issue costs of $466,000 related to its ATM share issuances, which includes $78,000 of commissions and $384,000 associated with the set-up of the 2020 ATM Program, which were previously deferred on the balance sheet and included in Prepaid expenses and other at December 31, 2020. In connection with the public offering completed on March 22, 2021 (see below), the Company terminated its 2020 ATM Program.

On February 19, 2021, the Company completed a public offering by way of a prospectus supplement to the 2020 Shelf Prospectus of 31,593,950 units of the Company at USD$0.91 per unit for gross proceeds of $36,265,000 (USD$28,750,000), including the full exercise of the underwriters’ over-allotment option of 4,120,950 units. Each unit consisted of one common share and one-half of one transferable common share purchase warrant of the Company. Each full warrant is exercisable to acquire one common share of the Company at an exercise price of USD$2.00 for 24 months after issuance. A portion of the gross proceeds ($3,499,000 - see note 15) has been allocated to share warrant liabilities on a relative fair value basis and the pro-rata share of the issue costs associated with the offering has been expensed within Other expense (see note 21).

On March 3, 2021, the Company completed a private placement of 5,926,000 flow-through common shares at a price of $1.35 per share for gross proceeds of approximately $8,000,000. The income tax benefits of this issue were renounced to subscribers with an effective date of December 31, 2021. The related flow-through share premium liability was valued at $nil as the issue price was less than the Company’s observed share price on the date of issue.

On March 22, 2021, the Company completed a public offering by way of a prospectus supplement to the 2020 Shelf Prospectus of 78,430,000 units of the Company at USD$1.10 per unit for gross proceeds of $107,949,000 (USD$86,273,000), including the full exercise of the underwriters’ over-allotment option of 10,230,000 units. Each unit consisted of one common share and one-half of one transferable common share purchase warrant of the Company. Each full warrant is exercisable to acquire one common share of the Company at an exercise price of USD$2.25 for 24 months after issuance. A portion of the gross proceeds ($9,735,000 - see note 15) has been allocated to share warrant liabilities on a relative fair value basis and the pro-rata share of the issue costs associated with the offering has been expensed within Other expense (see note 21).

On September 16, 2021, the Company filed a short form base shelf prospectus with the securities’ regulatory authorities in each of the provinces and territories in Canada and a registration statement on Form F-10 in the United States (“2021 Shelf Prospectus”). Under the 2021 Shelf Prospectus, the Company is qualified to issue securities, in amounts, at prices, and on terms to be determined based on market conditions at the time of sale and as set forth in the 2021 Shelf Prospectus, for an aggregate offering amount of up to $250,000,000 during the 25-month period ending on October 16, 2023.

On September 28, 2021, Denison entered into an equity distribution agreement providing for an ATM equity offering program qualified by a prospectus supplement to the 2021 Shelf Prospectus (“2021 ATM Program”) The 2021 ATM Program will allow Denison, through its agents, to, from time to time, offer and sell, in Canada and the United States, such number of common shares as would have an aggregate offering price of up to USD$50,000,000. As of  December 31, 2021, the Company  issued 3,840,000 shares under the 2021 ATM Program. The common shares were issued at an average price of $2.08 per share for aggregate gross proceeds of $7,975,000. The Company also recognized issue costs of $748,000 related to its ATM share issuances which includes $160,000 of commissions and $588,000 associated with the set-up and maintenance of the 2021 Shelf Prospectus and 2021 ATM Program.

Flow-Through Share Issues

The Company finances a portion of its exploration programs through the use of flow-through share issuances. Canadian income tax deductions relating to these expenditures are claimable by the investors and not by the Company.

As at December 31, 2021, the Company estimates that it has satisfied its obligation to spend $930,485 on eligible exploration expenditures in fiscal 2021 in connection with the issuance of flow-through shares in December 2020. The Company renounced the income tax benefits of this issue in February 2021, with an effective date of renunciation to its subscribers of December 31, 2020. In conjunction with the renunciation, the flow-through share premium liability at December 31, 2020 has been extinguished and a deferred tax recovery has been recognized in the first quarter of 2021 (see note 17).

As at December 31, 2021, the Company estimates that it has incurred $2,283,000 of expenditures towards its obligation to spend $8,000,000 on eligible exploration expenditures by the end of fiscal 2022 in connection with the issuance of flow-through shares in March 2021.